Consolidated portfolio of investments—January 31, 2026 (unaudited)
Consolidated portfolio of investments

	Shares	Value
Common stocks: 25.60%
Communication services: 1.48%
Entertainment: 0.43%
Netflix, Inc.†	10,360	$864,956
Spotify Technology SA†	671	335,735
TKO Group Holdings, Inc. Class A	2,300	465,934
		1,666,625
Interactive media & services: 0.83%
Alphabet, Inc. Class A	8,565	2,894,970
Pinterest, Inc. Class A†	15,800	349,654
		3,244,624
Media: 0.22%
Fox Corp. Class A	11,700	851,526
Consumer discretionary: 1.66%
Broadline retail: 0.50%
Amazon.com, Inc.†	8,190	1,959,867
Hotels, restaurants & leisure: 0.15%
DoorDash, Inc. Class A†	2,948	603,220
Household durables: 0.31%
PulteGroup, Inc.	6,444	806,080
Sony Group Corp. ADR	17,326	382,905
		1,188,985
Specialty retail: 0.51%
Carvana Co. Class A†	655	262,727
O’Reilly Automotive, Inc.†	7,564	744,373
Ulta Beauty, Inc.†	1,500	971,040
		1,978,140
Textiles, apparel & luxury goods: 0.19%
Deckers Outdoor Corp.†	6,097	727,616
Consumer staples: 0.59%
Beverages: 0.41%
Keurig Dr Pepper, Inc.	28,328	777,321
Monster Beverage Corp.†	10,253	828,032
		1,605,353
Consumer staples distribution & retail: 0.18%
Costco Wholesale Corp.	741	696,725
Energy: 0.79%
Energy equipment & services: 0.21%
Baker Hughes Co. Class A	14,198	795,656
See accompanying consolidated notes to portfolio of investments
Allspring Real Return Portfolio | 1

Consolidated portfolio of investments—January 31, 2026 (unaudited)

	Shares	Value
Oil, gas & consumable fuels: 0.58%
Cheniere Energy, Inc.	2,000	$423,040
EOG Resources, Inc.	7,773	871,586
Valero Energy Corp.	5,277	957,406
		2,252,032
Financials: 2.16%
Banks: 0.74%
Fifth Third Bancorp	28,610	1,436,794
First Citizens BancShares, Inc. Class A	350	724,349
JPMorgan Chase & Co.	2,267	693,453
		2,854,596
Capital markets: 0.76%
Coinbase Global, Inc. Class A†	1,022	199,025
Interactive Brokers Group, Inc. Class A	11,973	896,538
Jefferies Financial Group, Inc.	15,800	966,644
Robinhood Markets, Inc. Class A†	3,475	345,693
Virtu Financial, Inc. Class A	13,500	560,385
		2,968,285
Insurance: 0.41%
Arch Capital Group Ltd.†	8,354	802,318
Brown & Brown, Inc.	10,936	788,486
		1,590,804
Mortgage real estate investment trusts (REITs): 0.25%
Annaly Capital Management, Inc.	42,801	984,851
Health care: 1.88%
Biotechnology: 0.33%
Exelixis, Inc.†	13,000	537,680
United Therapeutics Corp.†	1,550	727,710
		1,265,390
Health care equipment & supplies: 0.40%
Alcon AG	11,533	933,942
Edwards Lifesciences Corp.†	7,616	619,638
		1,553,580
Health care providers & services: 0.45%
Labcorp Holdings, Inc.	4,308	1,169,708
Tenet Healthcare Corp.†	3,100	586,768
		1,756,476
Life sciences tools & services: 0.21%
Charles River Laboratories International, Inc.†	3,932	827,607
See accompanying consolidated notes to portfolio of investments
2 | Allspring Real Return Portfolio

Consolidated portfolio of investments—January 31, 2026 (unaudited)

	Shares	Value
Pharmaceuticals: 0.49%
Bristol-Myers Squibb Co.	17,081	$940,309
Eli Lilly & Co.	940	974,921
		1,915,230
Industrials: 2.80%
Aerospace & defense: 0.37%
L3Harris Technologies, Inc.	2,276	780,326
StandardAero, Inc.†	20,757	641,184
		1,421,510
Commercial services & supplies: 0.21%
Republic Services, Inc. Class A	3,868	831,968
Construction & engineering: 0.38%
EMCOR Group, Inc.	2,054	1,480,379
Ground transportation: 0.34%
Canadian Pacific Kansas City Ltd.	10,800	802,872
Uber Technologies, Inc.†	6,500	520,325
		1,323,197
Machinery: 0.47%
Gates Industrial Corp. PLC†	36,163	832,472
Symbotic, Inc. Class A†	3,520	191,382
Toro Co.	8,981	821,762
		1,845,616
Passenger airlines: 0.16%
United Airlines Holdings, Inc.†	6,000	613,920
Professional services: 0.31%
Jacobs Solutions, Inc.	4,991	675,083
Leidos Holdings, Inc.	2,746	517,017
		1,192,100
Trading companies & distributors: 0.56%
AerCap Holdings NV	7,924	1,138,362
WESCO International, Inc.	3,600	1,041,948
		2,180,310
Information technology: 4.85%
Communications equipment: 0.34%
Arista Networks, Inc.†	9,384	1,330,088
Electronic equipment, instruments & components: 0.52%
Amphenol Corp. Class A	8,922	1,285,482
TD SYNNEX Corp.	4,700	745,749
		2,031,231
See accompanying consolidated notes to portfolio of investments
Allspring Real Return Portfolio | 3

Consolidated portfolio of investments—January 31, 2026 (unaudited)

	Shares	Value
IT services: 0.34%
Okta, Inc.†	6,561	$554,273
Twilio, Inc. Class A†	6,205	747,455
		1,301,728
Semiconductors & semiconductor equipment: 2.15%
Astera Labs, Inc.†	1,520	228,942
Broadcom, Inc.	7,104	2,353,555
KLA Corp.	684	976,711
NVIDIA Corp.	12,985	2,481,823
ON Semiconductor Corp.†	10,513	629,624
Teradyne, Inc.	7,064	1,702,777
		8,373,432
Software: 1.06%
AppLovin Corp. Class A†	802	379,434
Microsoft Corp.	7,015	3,018,484
Nutanix, Inc. Class A†	7,645	300,678
Oracle Corp.	2,539	417,869
		4,116,465
Technology hardware, storage & peripherals: 0.44%
Apple, Inc.	4,684	1,215,404
Dell Technologies, Inc. Class C	4,256	487,057
		1,702,461
Materials: 4.09%
Construction materials: 0.31%
Vulcan Materials Co.	4,044	1,215,384
Containers & packaging: 0.17%
Graphic Packaging Holding Co.	44,089	645,904
Metals & mining: 3.61%
Agnico Eagle Mines Ltd.	2,401	456,413
Agnico Eagle Mines Ltd.-U.S. Exchange Traded Shares	4,225	804,862
Alamos Gold, Inc. Class A	15,000	555,870
Anglogold Ashanti PLC	6,800	631,516
Artemis Gold, Inc.†	16,000	463,908
B2Gold Corp.	12,000	58,429
Barrick Mining Corp.	18,036	825,868
Coeur Mining, Inc.†	9,003	184,021
DPM Metals, Inc.	14,000	488,481
Eldorado Gold Corp.†	6,300	270,294
Endeavour Mining PLC	11,380	621,297
Equinox Gold Corp.†	9,050	129,471
Evolution Mining Ltd.	8,000	81,946
Franco-Nevada Corp.	1,500	351,125
G Mining Ventures Corp.†	17,500	554,823
Gold Fields Ltd. ADR	11,800	591,416
IAMGOLD Corp.†	37,300	676,887
See accompanying consolidated notes to portfolio of investments
4 | Allspring Real Return Portfolio

Consolidated portfolio of investments—January 31, 2026 (unaudited)

	Shares	Value
Metals & mining(continued)
Kinross Gold Corp.	35,000	$1,102,192
Lundin Gold, Inc.	9,000	674,711
New Gold, Inc.†	23,000	231,073
Newmont Corp.	11,000	1,235,850
Northern Star Resources Ltd.	13,000	261,981
OceanaGold Corp.	12,966	420,123
OR Royalties, Inc.	3,500	138,005
Orla Mining Ltd.	12,500	188,558
Pan American Silver Corp.	1,765	96,167
Pan American Silver Corp.-U.S. Exchange Traded Shares	6,200	338,520
Royal Gold, Inc.	1,100	289,641
Skeena Resources Ltd.†	7,000	199,721
Snowline Gold Corp.†	11,000	137,657
Torex Gold Resources, Inc.	8,800	423,568
Wheaton Precious Metals Corp.	4,100	540,153
		14,024,547
Real estate: 4.73%
Health care REITs: 0.51%
Alexandria Real Estate Equities, Inc.	3,187	174,138
Welltower, Inc.	9,667	1,820,876
		1,995,014
Industrial REITs: 0.80%
First Industrial Realty Trust, Inc.	8,632	500,915
Prologis, Inc.	12,746	1,664,118
Rexford Industrial Realty, Inc.	8,369	339,195
Terreno Realty Corp.	9,703	597,123
		3,101,351
Office REITs: 0.14%
BXP, Inc.	8,157	527,513
Real estate management & development: 0.17%
CBRE Group, Inc. Class A†	3,789	645,380
Residential REITs: 0.85%
American Homes 4 Rent Class A	14,707	460,623
Camden Property Trust	4,549	496,069
Equity LifeStyle Properties, Inc.	7,960	502,833
Independence Realty Trust, Inc.	18,040	301,268
Invitation Homes, Inc.	17,628	471,196
Mid-America Apartment Communities, Inc.	4,196	563,523
Sun Communities, Inc.	3,950	503,349
		3,298,861
See accompanying consolidated notes to portfolio of investments
Allspring Real Return Portfolio | 5

Consolidated portfolio of investments—January 31, 2026 (unaudited)

	Shares	Value
Retail REITs: 0.29%
Federal Realty Investment Trust	2,367	$239,446
Simon Property Group, Inc.	4,565	873,330
		1,112,776
Specialized REITs: 1.97%
American Tower Corp.	7,697	1,379,918
Crown Castle, Inc.	4,153	360,522
CubeSmart	8,457	317,391
Equinix, Inc.	1,867	1,532,676
Extra Space Storage, Inc.	5,297	730,827
Four Corners Property Trust, Inc.	8,558	210,955
Gaming & Leisure Properties, Inc.	6,242	279,330
Iron Mountain, Inc.	7,819	720,364
SBA Communications Corp. Class A	3,744	689,308
VICI Properties, Inc. Class A	20,631	579,319
Weyerhaeuser Co.	34,007	876,700
		7,677,310
Utilities: 0.57%
Electric utilities: 0.42%
American Electric Power Co., Inc.	5,936	710,984
FirstEnergy Corp.	19,444	920,479
		1,631,463
Water utilities: 0.15%
American Water Works Co., Inc.	4,420	570,755
Total common stocks (Cost $73,010,728)		99,477,851

	Interest rate	Maturity date	Principal
Corporate bonds and notes: 6.24%
Basic materials: 0.25%
Chemicals: 0.16%
Celanese U.S. Holdings LLC	6.50%	4-15-2030	$115,000	117,002
Celanese U.S. Holdings LLC	6.85	11-15-2028	60,000	62,987
Chemours Co.	5.38	5-15-2027	205,000	206,354
Chemours Co.144A	5.75	11-15-2028	75,000	74,378
SCIH Salt Holdings, Inc.144A	4.88	5-1-2028	145,000	144,648
				605,369
Iron/steel: 0.09%
Cleveland-Cliffs, Inc.144A	6.88	11-1-2029	330,000	342,939
Communications: 0.67%
Advertising: 0.10%
Clear Channel Outdoor Holdings, Inc.144A	7.13	2-15-2031	155,000	161,634
Outfront Media Capital LLC/Outfront Media Capital Corp.144A	5.00	8-15-2027	215,000	214,956
				376,590
See accompanying consolidated notes to portfolio of investments
6 | Allspring Real Return Portfolio

Consolidated portfolio of investments—January 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Internet: 0.16%
Arches Buyer, Inc.144A	4.25%	6-1-2028	$180,000	$177,030
Gen Digital, Inc.144A	6.75	9-30-2027	295,000	297,465
Wayfair LLC144A	7.25	10-31-2029	130,000	135,926
				610,421
Media: 0.38%
CCO Holdings LLC/CCO Holdings Capital Corp.144A	5.00	2-1-2028	195,000	193,926
CCO Holdings LLC/CCO Holdings Capital Corp.144A	5.13	5-1-2027	174,000	174,071
DIRECTV Financing LLC/DIRECTV Financing Co-Obligor, Inc.144A	5.88	8-15-2027	235,000	236,145
Nexstar Media, Inc.144A	5.63	7-15-2027	170,000	170,044
Paramount Global (U.S. SOFR 3 Month+3.90%)±	6.25	2-28-2057	130,000	118,138
Sirius XM Radio LLC144A	5.00	8-1-2027	577,000	575,997
				1,468,321
Telecommunications: 0.03%
Viasat, Inc.144A	5.63	4-15-2027	130,000	130,069
Consumer, cyclical: 1.44%
Airlines: 0.05%
American Airlines, Inc.144A	7.25	2-15-2028	105,000	106,898
American Airlines, Inc./AAdvantage Loyalty IP Ltd.144A	5.50	4-20-2026	71,834	71,885
				178,783
Apparel: 0.04%
Crocs, Inc.144A	4.25	3-15-2029	155,000	149,552
Auto manufacturers: 0.21%
Ford Motor Credit Co. LLC	4.13	8-17-2027	300,000	298,539
Nissan Motor Acceptance Co. LLC144A	2.00	3-9-2026	185,000	184,206
Nissan Motor Acceptance Co. LLC144A	5.63	9-29-2028	135,000	135,463
Nissan Motor Acceptance Co. LLC144A	6.95	9-15-2026	165,000	166,879
Nissan Motor Acceptance Co. LLC144A	7.05	9-15-2028	50,000	51,844
				836,931
Auto parts & equipment: 0.04%
Adient Global Holdings Ltd.144A	8.25	4-15-2031	125,000	130,972
ZF North America Capital, Inc.144A	6.88	4-14-2028	20,000	20,650
				151,622
Distribution/wholesale: 0.03%
RB Global Holdings, Inc.144A	7.75	3-15-2031	110,000	114,663
Entertainment: 0.46%
Churchill Downs, Inc.144A	5.50	4-1-2027	430,000	429,924
Cinemark USA, Inc.144A	5.25	7-15-2028	375,000	374,629
Live Nation Entertainment, Inc.144A	6.50	5-15-2027	265,000	266,191
SeaWorld Parks & Entertainment, Inc.144A	5.25	8-15-2029	90,000	87,985
See accompanying consolidated notes to portfolio of investments
Allspring Real Return Portfolio | 7

Consolidated portfolio of investments—January 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Entertainment(continued)
Six Flags Entertainment Corp.144A	5.50%	4-15-2027	$200,000	$199,900
WarnerMedia Holdings, Inc.	4.05	3-15-2029	460,000	446,221
				1,804,850
Home builders: 0.12%
K Hovnanian Enterprises, Inc.144A	8.00	4-1-2031	55,000	56,346
Taylor Morrison Communities, Inc.144A	5.75	1-15-2028	290,000	295,539
Tri Pointe Homes, Inc.	5.70	6-15-2028	130,000	131,404
				483,289
Home furnishings: 0.03%
Whirlpool Corp.	6.13	6-15-2030	120,000	120,313
Housewares: 0.07%
Central Garden & Pet Co.	5.13	2-1-2028	40,000	39,969
Newell Brands, Inc.144A	8.50	6-1-2028	205,000	214,931
				254,900
Leisure time: 0.08%
NCL Corp. Ltd.144A	5.88	1-15-2031	180,000	180,493
VOC Escrow Ltd.144A	5.00	2-15-2028	120,000	119,922
				300,415
Retail: 0.31%
Advance Auto Parts, Inc.	1.75	10-1-2027	115,000	109,338
Advance Auto Parts, Inc.144A	7.00	8-1-2030	245,000	249,154
Bath & Body Works, Inc.144A	6.63	10-1-2030	75,000	76,808
Carvana Co.144A	9.00	6-1-2030	140,000	145,977
Carvana Co.144A	9.00	6-1-2031	130,000	143,009
Gap, Inc.144A	3.63	10-1-2029	180,000	171,191
Group 1 Automotive, Inc.144A	6.38	1-15-2030	170,000	174,509
Kohl’s Corp.144A	10.00	6-1-2030	70,000	76,684
Lithia Motors, Inc.144A	4.63	12-15-2027	30,000	29,943
Nordstrom, Inc.	4.38	4-1-2030	25,000	23,867
				1,200,480
Consumer, non-cyclical: 0.67%
Commercial services: 0.30%
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl144A	4.63	6-1-2028	75,000	73,985
CoreCivic, Inc.	8.25	4-15-2029	325,000	340,407
GEO Group, Inc.	8.63	4-15-2029	400,000	418,293
GEO Group, Inc.	10.25	4-15-2031	65,000	70,923
Herc Holdings, Inc.144A	7.00	6-15-2030	95,000	99,709
Prime Security Services Borrower LLC/Prime Finance, Inc.144A	5.75	4-15-2026	25,000	25,047
Veritiv Operating Co.144A	10.50	11-30-2030	120,000	128,490
				1,156,854
See accompanying consolidated notes to portfolio of investments
8 | Allspring Real Return Portfolio

Consolidated portfolio of investments—January 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Cosmetics/Personal Care: 0.06%
Edgewell Personal Care Co.144A	5.50%	6-1-2028	$240,000	$240,078
Food: 0.06%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC144A	5.88	2-15-2028	135,000	135,040
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC144A	6.50	2-15-2028	100,000	101,601
				236,641
Healthcare-services: 0.13%
Molina Healthcare, Inc.144A	4.38	6-15-2028	150,000	147,334
Star Parent, Inc.144A	9.00	10-1-2030	195,000	205,817
Tenet Healthcare Corp.	4.63	6-15-2028	70,000	69,805
Tenet Healthcare Corp.	6.13	10-1-2028	101,000	101,103
				524,059
Pharmaceuticals: 0.12%
AdaptHealth LLC144A	4.63	8-1-2029	120,000	115,905
AdaptHealth LLC144A	6.13	8-1-2028	115,000	115,420
Organon & Co./Organon Foreign Debt Co-Issuer BV144A	4.13	4-30-2028	220,000	215,780
				447,105
Energy: 0.98%
Energy-alternate sources: 0.07%
TerraForm Power Operating LLC144A	5.00	1-31-2028	285,000	285,321
Oil & gas: 0.22%
Aethon United BR LP/Aethon United Finance Corp.144A	7.50	10-1-2029	135,000	142,060
California Resources Corp.144A	8.25	6-15-2029	125,000	131,473
Hilcorp Energy I LP/Hilcorp Finance Co.144A	6.25	11-1-2028	220,000	221,806
Nabors Industries, Inc.144A	9.13	1-31-2030	135,000	142,564
SM Energy Co.144A	8.38	7-1-2028	155,000	159,541
SM Energy Co.144A	8.63	11-1-2030	45,000	47,593
				845,037
Oil & gas services: 0.17%
Bristow Group, Inc.144A	6.88	3-1-2028	250,000	250,265
Oceaneering International, Inc.	6.00	2-1-2028	365,000	370,871
USA Compression Partners LP/USA Compression Finance Corp.144A	7.13	3-15-2029	25,000	25,885
				647,021
Pipelines: 0.52%
Antero Midstream Partners LP/Antero Midstream Finance Corp.144A	5.75	1-15-2028	135,000	135,054
Buckeye Partners LP144A	6.88	7-1-2029	115,000	119,558
Energy Transfer LP Series H (5 Year Treasury Constant Maturity+5.69%)ʊ±	6.50	11-15-2026	20,000	20,092
Excelerate Energy LP144A	8.00	5-15-2030	225,000	240,611
See accompanying consolidated notes to portfolio of investments
Allspring Real Return Portfolio | 9

Consolidated portfolio of investments—January 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Pipelines(continued)
Harvest Midstream I LP144A	7.50%	9-1-2028	$315,000	$319,329
Hess Midstream Operations LP144A	5.88	3-1-2028	180,000	183,415
Kinetik Holdings LP144A	6.63	12-15-2028	375,000	386,144
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.144A	5.50	1-15-2028	220,000	219,924
Venture Global LNG, Inc.144A	8.13	6-1-2028	405,000	414,597
				2,038,724
Financial: 1.38%
Banks: 0.28%
Bank of America Corp. Series RR (5 Year Treasury Constant Maturity+2.76%)ʊ±	4.38	1-27-2027	275,000	273,586
Bank of New York Mellon Corp. Series I (5 Year Treasury Constant Maturity+2.63%)ʊ±	3.75	12-20-2026	75,000	73,783
Citigroup, Inc. Series T (U.S. SOFR 3 Month+4.78%)ʊ±	6.25	8-15-2026	225,000	226,329
Citigroup, Inc. Series X (5 Year Treasury Constant Maturity+3.42%)ʊ±	3.88	2-18-2026	305,000	304,509
Huntington Bancshares, Inc. Series G (7 Year Treasury Constant Maturity+4.05%)ʊ±	4.45	10-15-2027	225,000	221,815
				1,100,022
Diversified financial services: 0.57%
Aircastle Ltd. Series A (5 Year Treasury Constant Maturity+4.41%)144Aʊ±	5.25	6-15-2026	100,000	99,865
Azorra Finance Ltd.144A	7.75	4-15-2030	190,000	199,954
Capital One Financial Corp. Series O (U.S. SOFR 3 Month+3.34%)ʊ±	5.50	10-30-2027	25,000	25,087
Encore Capital Group, Inc.144A	9.25	4-1-2029	215,000	225,420
Jefferson Capital Holdings LLC144A	6.00	8-15-2026	200,000	199,134
Jefferson Capital Holdings LLC144A	9.50	2-15-2029	55,000	57,710
Navient Corp.	4.88	3-15-2028	105,000	102,927
Navient Corp.	5.00	3-15-2027	115,000	114,264
OneMain Finance Corp.	5.38	11-15-2029	235,000	234,381
PRA Group, Inc.144A	8.38	2-1-2028	250,000	252,573
Rocket Cos., Inc.144A	6.13	8-1-2030	110,000	112,619
Rocket Cos., Inc.144A	6.50	8-1-2029	90,000	92,576
United Wholesale Mortgage LLC144A	5.50	4-15-2029	60,000	59,280
United Wholesale Mortgage LLC144A	5.75	6-15-2027	445,000	445,359
				2,221,149
Insurance: 0.14%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer144A	6.75	4-15-2028	210,000	213,475
AmWINS Group, Inc.144A	6.38	2-15-2029	175,000	179,564
Asurion LLC (U.S. SOFR 1 Month+4.25%)±	8.02	8-19-2028	114,705	114,830
HUB International Ltd.144A	7.25	6-15-2030	35,000	36,517
				544,386
Investment Companies: 0.01%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	6.25	5-15-2026	33,000	33,001
See accompanying consolidated notes to portfolio of investments
10 | Allspring Real Return Portfolio

Consolidated portfolio of investments—January 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
REITs: 0.38%
Blackstone Mortgage Trust, Inc.144A	3.75%	1-15-2027	$65,000	$64,139
Brandywine Operating Partnership LP	3.95	11-15-2027	135,000	132,380
Brandywine Operating Partnership LP	8.88	4-12-2029	70,000	75,210
Iron Mountain, Inc.144A	5.25	3-15-2028	360,000	359,898
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.144A	4.75	6-15-2029	220,000	218,164
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer144A	5.88	10-1-2028	255,000	255,003
Starwood Property Trust, Inc.144A	3.63	7-15-2026	290,000	288,086
XHR LP144A	6.63	5-15-2030	80,000	82,620
				1,475,500
Industrial: 0.49%
Aerospace/defense: 0.09%
TransDigm, Inc.144A	6.38	3-1-2029	350,000	359,914
Electrical components & equipment: 0.11%
Energizer Holdings, Inc.144A	4.75	6-15-2028	165,000	163,239
WESCO Distribution, Inc.144A	6.38	3-15-2029	240,000	247,445
				410,684
Machinery-diversified: 0.08%
Chart Industries, Inc.144A	7.50	1-1-2030	10,000	10,405
TK Elevator U.S. Newco, Inc.144A	5.25	7-15-2027	310,000	310,090
				320,495
Packaging & containers: 0.10%
Clydesdale Acquisition Holdings, Inc.144A	6.63	4-15-2029	165,000	166,454
Clydesdale Acquisition Holdings, Inc.144A	6.88	1-15-2030	60,000	60,780
Owens-Brockway Glass Container, Inc.144A	6.63	5-13-2027	145,000	145,417
				372,651
Trucking & leasing: 0.11%
FTAI Aviation Investors LLC144A	5.50	5-1-2028	430,000	430,413
Technology: 0.13%
Software: 0.13%
Cloud Software Group, Inc.144A	6.50	3-31-2029	380,000	377,632
Rocket Software, Inc.144A	9.00	11-28-2028	140,000	139,650
				517,282
Utilities: 0.23%
Electric: 0.23%
Pattern Energy Operations LP/Pattern Energy Operations, Inc.144A	4.50	8-15-2028	305,000	302,064
PG&E Corp.	5.00	7-1-2028	175,000	174,629
See accompanying consolidated notes to portfolio of investments
Allspring Real Return Portfolio | 11

Consolidated portfolio of investments—January 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Electric(continued)
Vistra Operations Co. LLC144A	5.00%	7-31-2027	$150,000	$150,125
XPLR Infrastructure Operating Partners LP144A	4.50	9-15-2027	285,000	282,409
				909,227
Total corporate bonds and notes (Cost $23,873,218)				24,245,071

	Shares
Investment companies: 8.11%
Exchange-traded funds: 8.11%
iShares J.P. Morgan USD Emerging Markets Bond ETF	119,000	11,493,020
iShares MSCI Brazil ETF	263,000	9,741,520
iShares MSCI South Korea ETF	84,000	10,282,440
Total investment companies (Cost $30,188,009)		31,516,980

			Principal
Loans: 0.05%
Communications: 0.02%
Internet: 0.02%
Cablevision Lightpath LLC (U.S. SOFR 1 Month+3.00%)±	6.68	11-30-2027	$54,587	54,473
Media: 0.00%
DIRECTV Financing LLC (U.S. SOFR 3 Month+5.00%)±	8.93	8-2-2027	5,829	5,832
Consumer, cyclical: 0.03%
Airlines: 0.02%
Vista Management Holding, Inc. (U.S. SOFR 3 Month+3.75%)±	7.41	4-1-2031	69,300	69,386
Retail: 0.01%
Petco Health & Wellness Co., Inc. (U.S. SOFR 3 Month+3.25%)±	7.18	3-3-2028	56,417	56,270
Consumer, non-cyclical: 0.00%
Healthcare-products: 0.00%
Bausch & Lomb Corp. (U.S. SOFR 1 Month+3.75%)±	7.42	1-15-2031	9,950	10,012
Total loans (Cost $193,514)				195,973
U.S. Treasury securities: 18.86%
TIPS	0.13	4-15-2027	5,567,606	5,510,640
TIPS	0.13	1-15-2030	5,291,076	5,075,860
TIPS	0.13	7-15-2030	4,778,562	4,564,442
TIPS	0.13	1-15-2031	2,639,633	2,490,457
TIPS	0.13	7-15-2031	1,777,700	1,667,219
TIPS	0.13	1-15-2032	3,051,769	2,821,231
TIPS	0.13	2-15-2051	1,879,859	1,013,905
TIPS	0.25	7-15-2029	1,172,086	1,142,539
TIPS	0.25	2-15-2050	201,714	115,971
TIPS	0.38	1-15-2027	114,052	113,554
TIPS	0.38	7-15-2027	7,002,678	6,980,491
TIPS	0.50	1-15-2028	4,697,586	4,658,736
See accompanying consolidated notes to portfolio of investments
12 | Allspring Real Return Portfolio

Consolidated portfolio of investments—January 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
U.S. Treasury securities(continued)
TIPS	0.63%	2-15-2043	$479,322	$357,928
TIPS	0.75	2-15-2042	143,442	111,946
TIPS	0.88	1-15-2029	3,074,318	3,057,944
TIPS	1.00	2-15-2048	1,504,965	1,098,493
TIPS	1.00	2-15-2049	1,564,993	1,124,885
TIPS	1.38	7-15-2033	4,839,843	4,759,813
TIPS	1.38	2-15-2044	1,501,988	1,259,252
TIPS	1.50	2-15-2053	1,303,016	1,013,533
TIPS	1.63	10-15-2027	4,502,468	4,572,876
TIPS	1.75	1-15-2034	1,887,430	1,891,372
TIPS	1.88	7-15-2034	3,646,313	3,688,308
TIPS	2.13	1-15-2035	5,956,890	6,102,286
TIPS	2.13	2-15-2040	1,439,616	1,428,170
TIPS	2.13	2-15-2041	1,990,694	1,954,393
TIPS	2.13	2-15-2054	1,003,295	899,254
TIPS	2.50	1-15-2029	845,404	880,572
TIPS	3.88	4-15-2029	118,298	128,449
U.S. Treasury Inflation-Indexed Bonds	1.00	2-15-2046	1,764,617	1,329,900
U.S. Treasury Inflation-Indexed Bonds	3.38	4-15-2032	1,351,270	1,503,502
Total U.S. Treasury securities (Cost $76,107,915)				73,317,921
Yankee corporate bonds and notes: 1.05%
Basic materials: 0.04%
Mining: 0.04%
Alumina Pty. Ltd.144A	6.13	3-15-2030	170,000	175,365
Communications: 0.15%
Internet: 0.08%
Rakuten Group, Inc.144A	11.25	2-15-2027	295,000	314,251
Media: 0.07%
Virgin Media Vendor Financing Notes IV DAC144A	5.00	7-15-2028	250,000	250,000
Consumer, cyclical: 0.37%
Airlines: 0.18%
Air Canada Pass-Through Trust Series 2020-1 Class C144A	10.50	7-15-2026	475,000	487,496
Latam Airlines Group SA144A	7.63	1-7-2031	140,000	146,825
Latam Airlines Group SA144A	7.88	4-15-2030	25,000	26,229
VistaJet Malta Finance PLC/Vista Management Holding, Inc.144A	7.88	5-1-2027	45,000	45,077
				705,627
Auto manufacturers: 0.02%
Nissan Motor Co. Ltd.144A	4.35	9-17-2027	75,000	74,183
Auto parts & equipment: 0.02%
Forvia SE144A	8.00	6-15-2030	75,000	80,068
See accompanying consolidated notes to portfolio of investments
Allspring Real Return Portfolio | 13

Consolidated portfolio of investments—January 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Leisure time: 0.15%
Carnival Corp.144A	5.13%	5-1-2029	$130,000	$131,524
Royal Caribbean Cruises Ltd.144A	5.38	7-15-2027	455,000	458,485
				590,009
Consumer, non-cyclical: 0.07%
Healthcare-products: 0.07%
Bausch & Lomb Corp.144A	8.38	10-1-2028	245,000	255,413
Energy: 0.03%
Pipelines: 0.03%
Enbridge, Inc. (5 Year Treasury Constant Maturity+3.71%)±	7.38	1-15-2083	100,000	102,996
Financial: 0.18%
Banks: 0.03%
Banco Mercantil del Norte SA (5 Year Treasury Constant Maturity+4.64%)144Aʊ±	5.88	1-24-2027	120,000	119,465
Diversified financial services: 0.15%
Global Aircraft Leasing Co. Ltd.144A	8.75	9-1-2027	275,000	284,661
goeasy Ltd.144A	9.25	12-1-2028	145,000	149,072
Macquarie AirFinance Holdings Ltd.144A	6.40	3-26-2029	140,000	147,066
				580,799
Industrial: 0.02%
Packaging & containers: 0.02%
Trivium Packaging Finance BV144A	8.25	7-15-2030	85,000	90,701
Technology: 0.13%
Computers: 0.04%
Seagate Data Storage Technology Pte. Ltd.144A	8.25	12-15-2029	155,000	163,722
Software: 0.09%
Open Text Corp.144A	3.88	2-15-2028	80,000	77,441
Open Text Corp.144A	6.90	12-1-2027	275,000	283,945
				361,386
Utilities: 0.06%
Electric: 0.06%
Algonquin Power & Utilities Corp. (5 Year Treasury Constant Maturity+3.25%)±	4.75	1-18-2082	10,000	9,928
Emera, Inc. Series 16-A (U.S. SOFR 3 Month+5.44%)±	6.75	6-15-2076	205,000	206,400
				216,328
Total yankee corporate bonds and notes (Cost $4,006,656)				4,080,313
See accompanying consolidated notes to portfolio of investments
14 | Allspring Real Return Portfolio

Consolidated portfolio of investments—January 31, 2026 (unaudited)

		Yield	Shares	Value
Short-term investments: 32.94%
Investment companies: 32.94%
Allspring Government Money Market Fund Select Class♠∞*		3.63%	128,005,592	$128,005,592
Total short-term investments (Cost $128,005,592)				128,005,592
Total investments in securities (Cost $335,385,632)	92.85%			360,839,701
Other assets and liabilities, net	7.15			27,782,691
Total net assets	100.00%			$388,622,392

†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±	Variable rate investment. The rate shown is the rate in effect at period end.
ʊ	Security is perpetual in nature and has no stated maturity date. The date shown reflects the next call date.
♠	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
*	A portion of the holding represents an investment held in Real Return Special Investments (Cayman) Ltd., the consolidated entity.

Abbreviations:
ADR	American depositary receipt
REIT	Real estate investment trust
SOFR	Secured Overnight Financing Rate
TIPS	Treasury Inflation-Protected Securities
Investments in affiliates
An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were affiliates of the Portfolio at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$97,077,493	$133,236,589	$(102,308,490)	$0	$0	$128,005,592	128,005,592	$3,474,076
Forward foreign currency contracts
Currency to be received		Currency to be delivered		Counterparty	Settlement date	Unrealized gains	Unrealized losses
AUD	1,811,000	USD	1,201,426	Morgan Stanley, Inc.	3-18-2026	$59,532	$0
AUD	884,000	USD	595,078	Morgan Stanley, Inc.	3-18-2026	20,431	0
BRL	6,596,000	USD	1,177,857	Morgan Stanley, Inc.	3-18-2026	63,187	0
BRL	3,201,000	USD	586,060	Morgan Stanley, Inc.	3-18-2026	16,212	0
CAD	1,412,000	USD	1,023,562	Morgan Stanley, Inc.	3-18-2026	15,350	0
USD	1,204,148	CAD	1,656,000	Morgan Stanley, Inc.	3-18-2026	0	(14,293)
CHF	222,000	USD	279,429	Morgan Stanley, Inc.	3-18-2026	9,073	0
CLP	600,845,000	USD	651,005	Morgan Stanley, Inc.	3-18-2026	36,393	0
CZK	25,984,000	USD	1,249,771	Morgan Stanley, Inc.	3-18-2026	16,254	0
EUR	808,000	USD	944,970	Morgan Stanley, Inc.	3-18-2026	14,734	0
EUR	601,000	USD	705,278	Morgan Stanley, Inc.	3-18-2026	8,561	0
GBP	1,169,000	USD	1,556,603	Morgan Stanley, Inc.	3-18-2026	42,912	0
GBP	276,000	USD	372,390	Morgan Stanley, Inc.	3-18-2026	5,254	0
See accompanying consolidated notes to portfolio of investments
Allspring Real Return Portfolio | 15

Consolidated portfolio of investments—January 31, 2026 (unaudited)

Forward foreign currency contracts (continued)
Currency to be received		Currency to be delivered		Counterparty	Settlement date	Unrealized gains	Unrealized losses
HUF	392,727,000	USD	1,184,548	Morgan Stanley, Inc.	3-18-2026	$32,297	$0
HUF	202,915,000	USD	614,082	Morgan Stanley, Inc.	3-18-2026	14,640	0
USD	2,957,696	INR	268,124,000	Morgan Stanley, Inc.	3-18-2026	50,981	0
USD	1,376,135	INR	124,748,000	Morgan Stanley, Inc.	3-18-2026	23,750	0
USD	1,551,671	JPY	240,771,000	Morgan Stanley, Inc.	3-18-2026	0	(9,840)
USD	1,832,331	KRW	2,684,537,000	Morgan Stanley, Inc.	3-18-2026	0	(35,724)
USD	964,312	KRW	1,394,204,000	Morgan Stanley, Inc.	3-18-2026	0	(5,855)
MXN	23,270,000	USD	1,266,640	Morgan Stanley, Inc.	3-18-2026	59,734	0
MXN	12,318,000	USD	681,233	Morgan Stanley, Inc.	3-18-2026	20,884	0
NOK	5,849,000	USD	575,417	Morgan Stanley, Inc.	3-18-2026	31,801	0
NOK	6,883,000	USD	685,419	Morgan Stanley, Inc.	3-18-2026	29,144	0
USD	208,676	NZD	360,000	Morgan Stanley, Inc.	3-18-2026	0	(8,426)
NZD	3,374,000	USD	1,956,448	Morgan Stanley, Inc.	3-18-2026	78,276	0
PLN	4,998,000	USD	1,375,141	Morgan Stanley, Inc.	3-18-2026	31,427	0
SEK	7,852,000	USD	846,768	Morgan Stanley, Inc.	3-18-2026	36,653	0
SEK	5,907,000	USD	643,712	Morgan Stanley, Inc.	3-18-2026	20,879	0
ZAR	21,256,000	USD	1,242,112	Morgan Stanley, Inc.	3-18-2026	69,582	0
USD	1,022,263	IDR	17,104,303,000	Morgan Stanley, Inc.	3-25-2026	4,029	0
						$811,970	$(74,138)
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
LME Lead Futures**	12	2-16-2026	$595,140	$592,182	$0	$(2,958)
LME Nickel Futures**	12	2-16-2026	1,319,876	1,280,442	0	(39,434)
LME Zinc Futures**	4	2-16-2026	335,170	340,173	5,003	0
Volatility Index	645	2-18-2026	12,679,290	12,283,896	0	(395,394)
CAC 40 Index	21	2-20-2026	2,083,331	2,025,365	0	(57,966)
Light Sweet Crude Oil Futures**	175	2-20-2026	10,388,802	11,411,750	1,022,948	0
OMX Stockholm 30 Index	221	2-20-2026	7,490,206	7,510,154	19,948	0
Henry Hub Natural Gas Futures**	129	2-25-2026	3,935,822	5,616,660	1,680,838	0
Brent Crude Oil Futures**	161	2-27-2026	10,446,916	11,160,520	713,604	0
Number 11 World Sugar Futures**	83	2-27-2026	1,455,258	1,326,539	0	(128,719)
NY Harbor ULSD Futures**	17	2-27-2026	1,678,501	1,808,562	130,061	0
Reformulated Gasoline Blendstock for Oxygen Blending Futures**	14	2-27-2026	1,096,655	1,142,014	45,359	0
10-Year Euro BUND Index	119	3-6-2026	18,063,545	18,079,224	15,679	0
French Government Bond	49	3-6-2026	7,024,666	7,081,954	57,288	0
Gas Oil Futures**	20	3-12-2026	1,444,546	1,459,000	14,454	0
TOPIX Index	3	3-12-2026	678,901	693,396	14,495	0
Corn Futures**	64	3-13-2026	1,368,737	1,370,400	1,663	0
Soybean Futures**	31	3-13-2026	1,680,155	1,649,588	0	(30,567)
Soybean Oil Futures**	95	3-13-2026	2,884,261	3,050,070	165,809	0
Wheat Futures**	45	3-13-2026	1,160,605	1,210,500	49,895	0
10-Year Australian Bond	729	3-16-2026	55,463,571	55,409,770	0	(53,801)
Australian Dollar Futures	160	3-16-2026	10,649,859	11,155,200	505,341	0
Cocoa Futures**	1	3-16-2026	44,301	41,650	0	(2,651)
LME Copper Futures**	10	3-16-2026	3,220,338	3,280,085	59,747	0
LME Lead Futures**	15	3-16-2026	763,601	746,670	0	(16,931)
LME Nickel Futures**	10	3-16-2026	1,071,198	1,071,055	0	(143)
See accompanying consolidated notes to portfolio of investments
16 | Allspring Real Return Portfolio

Consolidated portfolio of investments—January 31, 2026 (unaudited)

Futures contracts (continued)
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long (continued)
LME Primary Aluminum Futures**	30	3-16-2026	$2,373,916	$2,353,432	$0	$(20,484)
LME Zinc Futures**	15	3-16-2026	1,234,818	1,279,463	44,645	0
S&P ASX Share Price Index 200	15	3-19-2026	2,258,437	2,305,006	46,569	0
S&P/TSX 60 Index	8	3-19-2026	2,188,294	2,177,006	0	(11,288)
10-Year Canadian Bond	204	3-20-2026	18,274,213	18,139,992	0	(134,221)
10-Year U.S. Treasury Notes	164	3-20-2026	18,504,436	18,339,812	0	(164,624)
DAX Index	2	3-20-2026	1,445,539	1,458,928	13,389	0
E-Mini NASDAQ 100 Index	21	3-20-2026	10,694,116	10,781,400	87,284	0
E-Mini Russell 2000 Index	4	3-20-2026	514,630	524,920	10,290	0
E-Mini S&P 500 Index	1	3-20-2026	344,438	348,288	3,850	0
Euro STOXX 50 Index	172	3-20-2026	11,786,632	12,132,906	346,274	0
FTSE 100 Index	19	3-20-2026	2,572,142	2,649,133	76,991	0
MSCI Emerging Markets Index	300	3-20-2026	20,828,713	22,812,000	1,983,287	0
Long Gilt Futures	92	3-27-2026	11,448,860	11,436,946	0	(11,914)
Silver Futures**	8	3-27-2026	3,270,605	3,141,240	0	(129,365)
2-Year U.S. Treasury Notes	598	3-31-2026	124,773,294	124,678,328	0	(94,966)
5-Year U.S. Treasury Notes	820	3-31-2026	89,489,510	89,322,344	0	(167,166)
Lean Hogs Futures**	63	4-15-2026	2,397,416	2,397,780	364	0
Live Cattle Futures**	48	4-30-2026	4,561,753	4,546,560	0	(15,193)
C Coffee Futures**	8	5-18-2026	955,703	946,050	0	(9,653)
Short
LME Lead Futures**	(12)	2-16-2026	(594,954)	(592,182)	2,772	0
LME Nickel Futures**	(12)	2-16-2026	(1,288,307)	(1,280,442)	7,865	0
LME Zinc Futures**	(4)	2-16-2026	(335,108)	(340,173)	0	(5,065)
10-Year Euro BUND Index	(16)	3-6-2026	(2,435,670)	(2,430,820)	4,850	0
Number 2 Cotton Futures**	(18)	3-9-2026	(589,555)	(568,530)	21,025	0
10-Year Japanese Bond	(17)	3-13-2026	(14,507,934)	(14,457,030)	50,904	0
Hard Red Winter Wheat Futures**	(83)	3-13-2026	(2,180,536)	(2,260,713)	0	(80,177)
Soybean Meal Futures**	(19)	3-13-2026	(582,415)	(557,840)	24,575	0
10-Year Australian Bond	(59)	3-16-2026	(4,496,591)	(4,484,467)	12,124	0
British Pound Futures	(213)	3-16-2026	(17,853,702)	(18,234,131)	0	(380,429)
Euro Futures	(98)	3-16-2026	(14,357,025)	(14,568,925)	0	(211,900)
LME Copper Futures**	(7)	3-16-2026	(2,009,452)	(2,296,060)	0	(286,608)
LME Lead Futures**	(6)	3-16-2026	(298,606)	(298,668)	0	(62)
LME Nickel Futures**	(2)	3-16-2026	(214,182)	(214,211)	0	(29)
LME Zinc Futures**	(2)	3-16-2026	(170,574)	(170,595)	0	(21)
10-Year Canadian Bond	(31)	3-20-2026	(2,747,382)	(2,756,567)	0	(9,185)
Ultra 10-Year U.S. Treasury Notes	(253)	3-20-2026	(28,991,701)	(28,881,531)	110,170	0
Ultra U.S. Treasury Bond	(320)	3-20-2026	(38,019,728)	(37,580,000)	439,728	0
Gold 100 Troy Ounces Futures**	(27)	4-28-2026	(14,108,492)	(12,811,770)	1,296,722	0
					$9,085,810	$(2,460,914)

**	Represents an investment held in Real Return Special Investments (Cayman) Ltd., the consolidated entity.
See accompanying consolidated notes to portfolio of investments
Allspring Real Return Portfolio | 17

Notes to consolidated portfolio of investments—January 31, 2026 (unaudited)
Notes to consolidated portfolio of investments
Investment in subsidiary
The Portfolio invests in direct or indirect investments in various derivatives, including commodity-linked derivatives, through Real Return Special Investments (Cayman) Ltd. (the “Subsidiary”), a wholly owned subsidiary incorporated on June 27, 2023 under the laws of the Cayman Islands as an exempted segregated portfolio company with limited liability. As of January 31, 2026, the Subsidiary had $51,006,353 of investments in affiliates and cash at broker segregated for futures contacts representing 99.02% of its net assets. As of January 31, 2026, the Portfolio held $51,508,692 in the Subsidiary, representing 15.28% of the Portfolio net assets prior to consolidation. The consolidated net assets of the Portfolio includes the Subsidiary. The Consolidated portfolio of investments includes positions of the Portfolio and the Subsidiary.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Equity securities, exchange-traded funds and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures implemented by Allspring Funds Management are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On January 31, 2026, such fair value pricing was not used in pricing foreign securities.
Forward foreign currency contracts are recorded at the forward rate provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Portfolio are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Loans
The Portfolio may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Portfolio purchases participations, it generally has no rights to enforce
18 | Allspring Real Return Portfolio

Notes to consolidated portfolio of investments—January 31, 2026 (unaudited)
compliance with the terms of the loan agreement with the borrower. As a result, the Portfolio assumes the credit risk of both the borrower and the lender that is selling the participation. When the Portfolio purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments represent the remaining obligation of the Fund to the borrower. At any point in time, up to the maturity date of the issue, the borrower may demand the unfunded portion. Unfunded amounts, if any, are marked to market.
Forward foreign currency contracts
A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Portfolio enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Portfolio from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contracts. The Portfolio is subject to foreign currency risk and may be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Portfolio’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Portfolio and the counterparty.
Futures contracts
Futures contracts are agreements between the Portfolio and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates, security values, commodity prices and foreign exchange rates and is subject to interest rate risk, equity price risk, commodity price risk and foreign currency risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Portfolio since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Portfolio fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Portfolio’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Inflation-indexed bonds and TIPS
The Portfolio may invest in inflation-indexed bonds, including Treasury inflation-protected securities (TIPS). Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds (other than municipal inflation-indexed bonds and certain corporate inflation-indexed bonds) will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds. Inflation-indexed bonds, including TIPS, decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed bonds may experience greater losses than other fixed income securities with similar durations.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
Allspring Real Return Portfolio | 19

Notes to consolidated portfolio of investments—January 31, 2026 (unaudited)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of January 31, 2026:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$5,762,775	$0	$0	$5,762,775
Consumer discretionary	6,457,828	0	0	6,457,828
Consumer staples	2,302,078	0	0	2,302,078
Energy	3,047,688	0	0	3,047,688
Financials	8,398,536	0	0	8,398,536
Health care	7,318,283	0	0	7,318,283
Industrials	10,889,000	0	0	10,889,000
Information technology	18,855,405	0	0	18,855,405
Materials	15,885,835	0	0	15,885,835
Real estate	18,358,205	0	0	18,358,205
Utilities	2,202,218	0	0	2,202,218
Corporate bonds and notes	0	24,245,071	0	24,245,071
Investment companies	31,516,980	0	0	31,516,980
Loans	0	195,973	0	195,973
U.S. Treasury securities	73,317,921	0	0	73,317,921
Yankee corporate bonds and notes	0	4,080,313	0	4,080,313
Short-term investments
Investment companies	128,005,592	0	0	128,005,592
	332,318,344	28,521,357	0	360,839,701
Forward foreign currency contracts	0	811,970	0	811,970
Futures contracts	9,085,810	0	0	9,085,810
Total assets	$341,404,154	$29,333,327	$0	$370,737,481
Liabilities
Forward foreign currency contracts	$0	$74,138	$0	$74,138
Futures contracts	2,460,914	0	0	2,460,914
Total liabilities	$2,460,914	$74,138	$0	$2,535,052
Futures contracts and forward foreign currency contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the tables following the Consolidated portfolio of investments. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Consolidated portfolio of investments.
As of January 31, 2026, $26,031,800 was segregated as cash collateral for these open futures contracts. The Portfolio also had $880,000 segregated as cash collateral for open forward foreign currency contracts.
At January 31, 2026, the Portfolio did not have any transfers into/out of Level 3.
20 | Allspring Real Return Portfolio